19. Loss Per Share (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Loss Per Share Details
Net loss	€ (30,223)	€ (32,216)	€ (20,239)
Weighted number of common shares outstanding	43,746,073	33,259,505	28,477,438
Loss per share	€ (.69)	€ (0.97)	€ (0.71)